Description Of Organization, Business Operations And Going Concern	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Description Of Organization, Business Operations And Going Concern
Note 1: The Company
ProKidney LLC was formed as a Bermuda limited liability company on December 12, 2018 and funded with $75,000,000 on December 31, 2018. On January 9, 2019 (the “Acquisition Date”), ProKidney LLC acquired all of the equity interests in inRegen and Twin City Bio LLC (“TC Bio”) for $62,000,000. inRegen was duly incorporated under the Cayman Islands Companies Act (as amended) on December 21, 2015 as an exempted company. During 2020, inRegen’s name was changed to ProKidney (and is referred to herein as
“ProKidney-KY”),
and TC Bio’s name was changed to ProKidney, LLC (and is referred to herein as
“ProKidney-US”).
ProKidney-US
was formed as a limited liability company under the laws of Delaware on December 18, 2015. In August 2021, ProKidney LP was organized as a limited partnership under the laws and regulations of Ireland, with ProKidney LLC becoming a wholly owned subsidiary of ProKidney LP (and is referred to herein as “ProKidney”). Following this reorganization on August 5, 2021, and for the purposes of these financial statements, the term “ProKidney” as used herein, refers to ProKidney LP following this reorganization, and the financial information presented herein is that of ProKidney LP and its wholly owned subsidiaries.
ProKidney acquired the equity interests in
ProKidney-KY
to develop its Renal Advanced Cell Therapy, which has the potential to stabilize or improve renal function in patients with chronic kidney disease or delay or eliminate the need for dialysis and organ transplantation. ProKidney acquired
ProKidney-US
to provide contractual development and manufacturing services to
ProKidney-KY,
which is
ProKidney-US’s
only customer.
Because ProKidney is a limited partnership, the debts, obligations and liabilities of the Company (as defined below), whether arising in contract, tort or otherwise, are solely the debts, obligations and liabilities of the Company, and no holder of equity interests in ProKidney (“members’ equity”) is obligated personally for any such debt, obligation or liability of the Company solely by reason of being a holder of members’ equity.
On January 18, 2022, the Company executed a definitive business combination agreement (the “Business Combination Agreement”), with Social Capital Suvretta Holdings Corp. III (“SCS”). Pursuant to the terms of the Business Combination Agreement, the Company would become a subsidiary of SCS and would be organized in an umbrella partnership corporation
(“Up-C”)
structure, would provide potential future tax benefits for SCS when the equity holders ultimately exchanged their pass-through interests for Class A ordinary shares. The transaction closed on July 11, 2022. Upon consummation of the transaction, SCS changed its name to ProKidney Corp.
The business combination between SCS and ProKidney LP (the “Business Combination”) resulted in gross proceeds of approximately $596,537,000. This amount reflects a contribution of $21,737,000 of cash held in SCS’ trust account, net of redemptions, and a $574,800,000 concurrent private placement of Class A ordinary shares of the combined company, priced at $10.00 per share (the “PIPE Placement”). Upon close, these proceeds were used to repay the outstanding balance of $35,000,000 under the Company’s two promissory note agreements with certain holders of its Class A Units (the “Promissory Notes”) and related accrued interest. Additionally, the proceeds were used to pay those expenses previously incurred by SCS related to the Business Combination of approximately $21,029,000 as well as advisory and placement fees of approximately $29,389,000 incurred in connection with the PIPE Placement.

Note 1: The Company
ProKidney LLC was formed as a Bermuda limited liability company on December 12, 2018 and funded with $75,000,000 on December 31, 2018. On January 9, 2019 (the “Acquisition Date”), ProKidney LLC acquired all of the equity interests in inRegen and Twin City Bio LLC (“TC Bio”) for $62,000,000. inRegen was duly incorporated under the Cayman Islands Companies Act (as amended) on December 21, 2015 as an exempted company. During 2020, inRegen’s name was changed to ProKidney (and is referred to herein as
“ProKidney-KY”),
and TC Bio’s name was changed to ProKidney, LLC (and is referred to herein as
“ProKidney-US”).
ProKidney-US
was formed as a limited liability company under the laws of Delaware on December 18, 2015. In August 2021, ProKidney LP was organized as a limited partnership under the laws and regulations of Ireland, with ProKidney LLC becoming a wholly owned subsidiary of ProKidney LP (and is referred to herein as “ProKidney”). Following this reorganization on August 5, 2021 and for the purposes of these financial statements, the term “ProKidney,” as used herein, refers to ProKidney LP following this reorganization, and the financial information presented herein is that of ProKidney LP and its wholly owned subsidiaries.
ProKidney acquired the equity interests in
ProKidney-KY
to develop its Renal Advanced Cell Therapy, which has the potential to stabilize or improve renal function in patients with chronic kidney disease or delay or eliminate the need for dialysis and organ transplantation. ProKidney acquired
ProKidney-US
to provide contractual development and manufacturing services to
ProKidney-KY,
which is
ProKidney-US’s
only customer.
Because ProKidney is a limited partnership, the debts, obligations and liabilities of the Company (as defined below), whether arising in contract, tort or otherwise, are solely the debts, obligations and liabilities of the Company, and no holder of equity interests in ProKidney (“members’ equity”) is obligated personally for any such debt, obligation or liability of the Company solely by reason of being a holder of members’ equity.

Social Capital Suvretta Holdings Corp. III [Member]
Description Of Organization, Business Operations And Going Concern
NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Social Capital Suvretta Holdings Corp. III (now known as ProKidney Corp.) (the “Company” or “SCS”) was a blank check company incorporated as a Cayman Islands exempted company on
February 25, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”). The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
Business Combination
On July 11, 2022 (the “Closing Date”), SCS consummated the previously announced business combination (the “Business Combination”) with ProKidney LP, a limited partnership registered under the laws of Ireland (“ProKidney”). In connection with the closing of the Business Combination, SCS changed its name from “Social Capital Suvretta Holdings Corp. III” to “ProKidney Corp.” (or “New ProKidney”).
On the Closing Date, the following transactions occurred (the “Transactions”):

•
(i) ProKidney issued to SCS a number of Post-Combination ProKidney Common Units equal to the number of fully diluted outstanding SCS ordinary shares as of immediately prior to the Closing (but after giving effect to all redemptions of SCS Class A ordinary shares and the purchase of SCS Class A ordinary shares and/or Post-Combination ProKidney Common Units pursuant to one or more subscription agreements (the “PIPE Placement”)), in exchange for (a) (x) New ProKidney Class B ordinary shares, which shares have no economic rights but entitle the holders thereof to vote on all matters on which shareholders of New ProKidney would be entitled to vote generally, and (y) restricted stock rights in respect of New ProKidney Class B ordinary shares (“New ProKidney Class B PMEL RSRs”), which restricted stock rights will convert into New ProKidney Class B ordinary shares upon the vesting of the associated PMEL RCUs, (b) an amount in cash equal to the aggregate proceeds obtained by SCS in the PIPE Placement and (c) an amount in cash equal to the aggregate proceeds available for release to SCS from SCS’s trust account (“Trust Account”) (after giving effect to all redemptions of SCS Class A ordinary shares and after payment of any deferred underwriting commissions being held in the Trust Account and payment of certain transaction expenses);

•	(ii) Legacy GP resigned as the general partner of ProKidney and New GP was admitted as the general partner of ProKidney;

•	(iii) ProKidney distributed to the Closing ProKidney Unitholders the New ProKidney Class B ordinary shares and New ProKidney Class B PMEL RSRs received pursuant to clause (i)(a) (x) and (y) above; and

•
(iv) holders of Legacy ProKidney Class A Units received an aggregate of
17,500,000 Earnout RCUs and 17,500,000
Earnout RSRs (collectively, the “Earnout Rights”), which Earnout Rights vest in three equal tranches upon the achievement of certain New ProKidney share price milestones or certain change of control events. When vested, the Earnout RCUs will automatically convert into Post-Combination ProKidney Common Units and the associated Earnout RSRs will automatically convert into New ProKidney Class B ordinary shares, respectively.

Holders of an aggregate of 22,829,769 Class A ordinary shares of SCS sold in its initial public offering (the “Public Shares”) properly exercised their right to have such shares redeemed for a full pro rata portion of the

Trust Account, which was approximately $10.00 per share, or approximately $228.7 million in the aggregate, including interest.
In connection with the execution of the Business Combination Agreement, SCS and New ProKidney entered into subscription agreements (the “Subscription Agreements”) with investors (the “PIPE Investors”), pursuant to which, among other things, New ProKidney agreed to issue and sell in a private placement an aggregate of 52,480,000 shares of New ProKidney Class A ordinary shares and 5,000,000 Post-Combination ProKidney Common Units (together with a corresponding number of New ProKidney Class B ordinary shares) to the PIPE Investors for a purchase price of $10.00 per share or Post-Combination ProKidney Common Unit, as applicable, and an aggregate purchase price of $574.8 million.
Immediately after giving effect to the Business Combination, the following equity securities of New ProKidney were issued and outstanding: (i) 9,060,231 New ProKidney Class A ordinary shares issued to the holders of pre-Closing
SCS Class A ordinary shares and SCS Class B ordinary shares, (ii) 52,480,000 Class A ordinary shares issued in the PIPE Placement and (iii) 170,723,961 New ProKidney Class B ordinary shares, exclusive of 9,276,039 ProKidney Class B RSRs and 17,500,000 Earnout RSRs. As noted above, an aggregate of approximately $228.7 million was paid from the Trust Account to holders that properly exercised their right to have public shares redeemed, and the remaining balance immediately prior to the Closing of approximately $21.7 million remained in the Trust Account. The remaining amount in the Trust Account was used to fund expenses incurred by SCS and ProKidney in connection with the Business Combination and will be used for general corporate purposes of New ProKidney following the Business
Combination.
Business Prior to the Business Combination
Prior to the Business Combination, the Company had one wholly owned subsidiary, ProKidney Corp. GP Limited., which was incorporated in Dublin on June 3, 2022 (“Merger Sub”).
All activity for the period from February 25, 2021 (inception) through June 30, 2022 relates to the Company’s formation, the initial public offering (the “Initial Public Offering”), described below, and, subsequent to the Initial Public Offering, identifying a target company for a business combination and consummating the acquisition of ProKidney.
The registration statements for the Company’s Initial Public Offering became effective on June 29, 2021 and June 30, 2021. On July 2, 2021, the Company consummated the Initial Public Offering of 25,000,000 Class A ordinary shares (the “Public Shares”), which includes the partial exercise by the underwriters of their over-allotment option in the amount of 3,000,000 Public Shares, at $10.00 per Public Share, generating gross proceeds of $250,000,000, which is described in Note 3. The fair value attributable to the unexercised portion of the over-allotment option was deemed to be immaterial to the condensed consolidated financial statements.
Substantially concurrently with the closing of the Initial Public Offering, the Company consummated the sale of 640,000 Class A ordinary shares (the “Private Placement Shares”) at a price of $10.00 per Private Placement Share in a private placement to SCS Sponsor III LLC, a Cayman Islands limited liability company (the “Sponsor”), generating gross proceeds of $6,400,000, which is described in Note 4.
Transaction costs amounted to $12,479,666, consisting of $4,400,000 of underwriting fees, $7,700,000 of deferred underwriting fees and $379,666 of other offering costs.
In connection with the closing of the Initial Public Offering on July 2, 2021, an amount of $250,000,000 ($10.00 per Public Share) from the net proceeds of the sale of the Public Shares in the Initial Public Offering and the sale of the Private Placement Shares was placed in the Trust Account, and invested in U.S. government treasury bills with a maturity of 185 days or less or in money market funds investing solely in U.S. Treasuries and meeting certain conditions of Rule
2a-7
of the Investment Company Act of 1940, as amended (the “Investment Company Act”).

Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the pandemic could have a negative effect on the Company’s business, financial position, results of operations and/or the search for a target company, the specific impact was not readily determinable as of the date of these condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Liquidity and Going Concern
As of June 30, 2022, the Company had $107,546 in its operating bank account and working capital deficit of $7,301,429.
Until the consummation of a Business Combination, the Company used the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire, and structuring, negotiating and consummating the Business Combination with ProKidney. The Company completed its Business Combination on July 11, 2022 with ProKidney, and has raised sufficient capital for its operations.

NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Social Capital Suvretta Holdings Corp. III (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on February 25, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”).
As of December 31, 2021, the Company had not commenced any operations. All activity for the period from February 25, 2021 (inception) through December 31, 2021 relates to the Company’s formation, the initial public offering (the “Initial Public Offering”), described below, and, subsequent to the Initial Public Offering, identifying a target company for a Business Combination and activities in connection with the proposed acquisition of ProKidney LP (see Note 9). The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating
income in the form of interest income from the marketable securities held in the Trust Account (as defined below).
The registration statements for the Company’s Initial Public Offering became effective on June 29, 2021 and June 30, 2021. On July 2, 2021, the Company consummated the Initial Public Offering of 25,000,000 Class A ordinary shares (the “Public Shares”), which includes the partial exercise by the underwriters of their over-allotment option in the amount of 3,000,000 Public Shares, at $10.00 per Public Share, generating gross proceeds of $250,000,000, which is described in
Note 3. The fair value attributable to the unexercised portion of the over-allotment option was deemed to be immaterial to the financial statements.
Substantially concurrently with the closing of the Initial Public Offering
,
the Company consummated the sale of 640,000 Class A ordinary shares (the “Private Placement Shares”) at a price of $10.00 per Private Placement Share in a private placement to SCS Sponsor III LLC, a Cayman Islands limited liability company (the “Sponsor”), generating gross proceeds of $6,400,000, which is described in Note 4.
Transaction costs amounted to $12,479,666, consisting of $4,400,000 of underwriting fees, $7,700,000 of deferred underwriting fees and $379,666 of other offering costs.
In connection with the closing of the Initial Public Offering on July 2, 2021, an amount of $250,000,000 ($10.00 per Public Share) from the net proceeds of the sale of the Public Shares in the Initial Public Offering and the sale of the Private Placement Shares was placed in a trust account (the “Trust Account”), and invested in U.S. government treasury bills with a maturity of 185 days or less or in money market funds investing solely in U.S. Treasuries and meeting certain conditions of Rule
2a-7
of the Investment Company Act of 1940, as amended (the “Investment Company Act”). Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the funds held in the Trust Account will not be released from the Trust Account until the earliest of: (a) the completion of a Business Combination, and then only in connection with those Public Shares that such shareholder properly elected to redeem, subject to certain limitations; (b) the redemption of any Public Shares properly submitted in connection with a shareholder vote to amend the Company’s Amended and Restated Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Business Combination or to redeem 100
% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other material provisions relating to shareholders’ rights or pre-Business
Combination activity; and (c) the redemption of the Public Shares if the Company has not completed a Business Combination within the Combination Period or during any applicable extension period. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the holders of the Public Shares (the “Public Shareholders”).
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Shares, although substantially all of

the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company must complete one or more Business Combinations having an aggregate fair market value of at least 80% of the value of the assets held in the Trust Account (excluding any deferred underwriting commissions and taxes payable on the income earned on the Trust Account) at the time of the Company signing a definitive agreement in connection with the Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to complete a Business Combination successfully.
The Company will provide the Public Shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of the Business Combination, either (a) in connection with a general meeting called to approve the Business Combination or (b) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Shareholders will be entitled to redeem all or a portion of their Public Shares at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, calculated as of two business days prior to the consummation of the Business Combination, including interest (which interest shall be net of taxes payable), divided by the number of then issued and outstanding Public Shares, subject to the limitations described below.
In accordance with the Company’s Amended and Restated Memorandum and Articles of Association, in no event will the Company redeem the Public Shares in an amount that would cause the Company’s net tangible assets to be less than $5,000,001 following such redemptions. Redemptions of the Public Shares may also be subject to a higher net tangible asset test or cash requirement pursuant to an agreement relating to the Business Combination.
If a shareholder vote is not required in connection with a Business Combination and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (the “SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transaction is required by applicable law or stock exchange listing requirement, or the Company decides to obtain shareholder approval for business or other reasons, the Company will conduct the redemptions in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules and will file proxy materials with the SEC. If the Company seeks shareholder approval in connection with a Business Combination, the Company will complete such Business Combination only if the Company receives an ordinary resolution under Cayman Islands law, which requires the affirmative vote of holders of a majority of ordinary shares who attend and vote at a general meeting of the Company. The Public Shareholders may elect to redeem their Public Shares without voting and, if they do vote, irrespective of whether they vote for or against a Business Combination.
Notwithstanding the foregoing redemption rights, if the Company seeks shareholder approval of the Business Combination and the Company does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Memorandum and Articles of Association provide that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its Public Shares with respect to more than an aggregate of 15
% of the Public Shares without the Company’s prior written consent.
The Sponsor and the Company’s directors and officers have agreed to waive: (a) their redemption rights with respect to any Founder Shares, Private Placement Shares and Public Shares held by them, as applicable, in connection with the completion of a Business Combination; (b) their redemption rights with respect to any Founder Shares, Private Placement Shares and Public Shares held by them in connection with a shareholder vote to amend the Company’s Amended and Restated Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Business Combination or to redeem 100
% of the Public Shares if the Company does not complete a Business Combination within the Combination Period, or (ii) with respect to any other material provisions relating to shareholders’ rights or pre-Business
Combination activity; and (c) their rights to liquidating distributions from the Trust Account with respect to any Founder Shares and Private Placement Shares they hold if the Company fails to complete a Business Combination within the Combination Period or during any applicable extension period (although such persons will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete a Business Combination within the prescribed time frame). If the Company submits the Business Combination to the Public Shareholders for a vote, the Sponsor and the Company’s directors and officers have also agreed to vote any Founder Shares, Private Placement Shares and Public Shares held by them in favor of the Business Combination.
The Company will have until July
2, 2023 to complete a Business Combination (the “Combination Period”), or such longer period as a result of a shareholder vote to amend such time period pursuant to the Company’s Amended and Restated Memorandum and Articles of Association. However, if the Company has not completed a Business Combination within such Combination Period or during any applicable extension period, the Company will: (a) cease all operations except for the purpose of winding up; (b) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (less up to $100,000 of interest to pay dissolution expenses and which interest shall be net of taxes payable) divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish the Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any); and (c) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and its board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent auditors) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.00 per Public Share or (2) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes, except as to any claims by a third party that executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company has not independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor’s only assets are securities of the Company and, therefore, the Sponsor may not be able to satisfy those obligations. The Company has not asked the Sponsor to reserve for such obligations. None of the Company’s directors or officers will indemnify the Company for claims by third parties, including, without limitation, claims by vendors and prospective target businesses.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the pandemic could have a negative effect on the Company’s business, financial position, results of operations and/or the search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Liquidity and Going Concern
As of December 31, 2021, the Company had $440,488 in its operating bank accounts and working capital deficit of $935,119.
Until the consummation of a Business Combination, the Company will be using the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire, and structuring, negotiating and consummating the Business Combination.
The Company may need to raise additional capital through loans or additional investments from its Sponsor, shareholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time, which is considered to be one year from the issuance date of the financial statements. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.